Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Shares Subject to Redemption [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Weighted-average common shares outstanding, basic and diluted	1,252,372	5,733,920	2,789,393	5,463,799
Basic and diluted net income per share	$ 0.01	$ 0.13	$ (0.15)	$ (0.06)
Non-redeemable Common Shares [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Weighted-average common shares outstanding, basic and diluted	1,728,078	1,728,078	1,447,964	1,728,078
Basic and diluted net income per share	$ 0.26	$ 0.32	$ (0.49)	$ (0.25)